Convertible debt (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Convertible debt
Beginning balance	$ 78,832	$ 0	$ 0
Debt issuance	86,200	71,478	72,856
Finance expense	1,541	483	1,405
Change in fair value	18,965	200	4,571
Ending balance	25,398	$ 72,161	78,832
Ivanhoe Electric Convertible Notes
Convertible debt
Beginning balance	54,975
Debt issuance			49,999
Finance expense			405
Change in fair value			4,571
Ending balance			54,975
VRB Convertible bond
Convertible debt
Beginning balance	$ 23,857
Debt issuance			22,857
Finance expense			1,000
Ending balance			$ 23,857